Foreign Activities (Analysis of Certain Asset and Liability Accounts Related to Foreign Activities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Foreign Activities Disclosure [Line Items]
Cash and due from banks	¥ 4,366,847	¥ 4,591,186
Interest-earning deposits in other banks	86,003,138	104,706,928
Total	90,369,985	109,298,114	¥ 110,118,623
Trading account assets	83,921,911	59,417,128
Investment securities	53,819,507	58,318,547
Loans—net of unearned income, unamortized premiums and deferred loan fees	144,819,224	131,438,515
Deposits	260,755,340	249,415,006
Funds borrowed:
Call money, funds purchased	5,257,237	5,016,678
Payables under repurchase agreements	39,516,053	43,663,859
Payables under securities lending transactions	1,252,146	718,451
Other short-term borrowings	12,859,910	24,636,926
Long-term debt	21,884,349	21,022,407
Trading account liabilities	41,104,659	21,502,912
Foreign
Foreign Activities Disclosure [Line Items]
Cash and due from banks	820,940	786,831
Interest-earning deposits in other banks	16,926,174	12,055,034
Total	17,747,114	12,841,865
Trading account assets	42,593,213	36,473,239
Investment securities	13,835,608	12,773,480
Loans—net of unearned income, unamortized premiums and deferred loan fees	67,245,022	56,713,215
Deposits	69,774,657	65,410,708
Funds borrowed:
Call money, funds purchased	53,215	155,975
Payables under repurchase agreements	15,473,811	16,039,173
Payables under securities lending transactions	30,653	32,194
Other short-term borrowings	7,905,018	6,941,877
Long-term debt	2,015,345	1,864,473
Total	25,478,042	25,033,692
Trading account liabilities	¥ 9,682,798	¥ 8,026,912